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January 28, 2005




U.S. Securities & Exchange Commission 450 Fifth Street, N.W.
Washington, DC 20549


RE: VANGUARD WELLINGTON FUND (THE TRUST)
     FILE NO. 2-11444
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Commissioners:

Enclosed is the 86th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A. The purposes of this Amendment are to: (1) disclose the amended terms of Vanguard Wellington Fund's custody agreement with Wachovia Bank; (2) comply with new Form N-1A requirements concerning policies related to market-timing, fair value pricing, and disclosure of portfolio holdings; and (3) effect a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we hereby request that this Amendment be declared effective on March 29, 2005. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for the Trust. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on March 29, 2005.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,



Judith L. Gaines
Associate Counsel

Enclosures

cc:  Christian Sandoe, Esq.
U.S. Securities and Exchange Commission